Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2023
Property, Plant and Equipment [Line Items]
Allowance for expected credit losses	$ 60,000		$ 60,000		$ 62,000	$ 39,000
Property and equipment, capitalization threshold					$ 5,000
Earnout period (in years)					5 years
Advertising expense					$ 300,000	1,300,000
Defined contribution plan, auto enrollment contributions per employee (as a percent)			3.00%		3.00%
Contributions to 401(k) savings plan	0	$ 0	$ 0	$ 0	$ 0	0
Operating lease right-of-use assets, net	$ 4,177,000		$ 4,177,000		4,991,000	6,555,000
Present value of Lease Liabilities					5,175,000
Marketable securities					$ 0	$ 50,600,000
Customer 1 | Revenue Benchmark | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk (as a percent)	19.00%	68.00%	25.00%	49.00%	54.00%	42.00%
Customer 1 | Accounts Receivable | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk (as a percent)			13.00%	59.00%	52.00%	22.00%
Customer 2 | Revenue Benchmark | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk (as a percent)	14.00%	13.00%	10.00%	34.00%	10.00%
Customer 2 | Accounts Receivable | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk (as a percent)				10.00%		12.00%
Common Stock Public Warrants
Property, Plant and Equipment [Line Items]
Exercise price of warrants or rights (in dollars per share)	$ 345.00		$ 345.00		$ 345.00		$ 11.50
Minimum
Property, Plant and Equipment [Line Items]
Standard product warranty, period of warranty (in years)			2 years		2 years
Remaining lease term (in years)					2 years
Maximum
Property, Plant and Equipment [Line Items]
Standard product warranty, period of warranty (in years)			5 years		5 years
Remaining lease term (in years)					4 years